Long-term debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
July to December 2026	$ 100,164
2027	362,188
2028	298,879
2029	342,253
2030	130,197
2031 and thereafter	742,890
Total	$ 1,976,571	$ 1,788,115